STOCK INCENTIVE PLANS (Details Narrative) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Nov. 09, 2019	May 20, 2022	Feb. 09, 2021	May 21, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Jul. 06, 2022	Dec. 10, 2021	Oct. 15, 2021	Jan. 28, 2021	Dec. 15, 2020	Nov. 23, 2020	Jan. 01, 2020	Nov. 04, 2019	Oct. 04, 2019	May 22, 2019	Jan. 23, 2019
Compensation expense					$ 1,555,875	$ 570,514	$ 1,028,522	$ 1,702,085
Unrecognized compensation costs					7,065,596		$ 1,312,936
Average exercise price	$ 0.25	$ 1.48					$ 0.80	$ 2.593
Grant					$ 13,688
Share					8,750
Warrant issued to common stock					21,714,023		22,564,255
Unearned stock option grants					11,550,745		11,775,745
Stock option grants		1,000,000						2,739,477
Common stock for vested stock option	73,191
Common stock for vested stock option, totaling	93,750
Period for recognition		5 years					3 years 9 months 25 days
Options to purchase common stock							15,315,120
Exercise price							$ 1.90	$ 1.20	$ 2.24				$ 1.155
Stock options granted							32,629,376
Intrinsic value					$ 19,956,371		$ 34,314,540
Ronald P. Erickson [Member]
Warrant issued to common stock					1,000,000		2,000,000	1,770					2,000,000			1,200,000	1,000,000
Period for recognition					5 years
Exercise price			$ 0.80		$ 2.09		$ 1.53	$ 1.95				$ 0.25	$ 1.53		$ 1.90	$ 1.10	$ 3.03
Stock options granted			500,000
Phillip A. Bosua [Member]
Warrant issued to common stock					1,300,000		1,300,000
Period for recognition					5 years
Exercise price			$ 0.80		$ 2.09		$ 2.09						$ 1.53		$ 1.90	$ 1.10	$ 3.03
Stock options granted			500,000
Stock Option | Employees
Average exercise price							$ 3.30
Stock options granted							120,000
Stock Option | Employees One
Average exercise price							$ 0.80
Stock options granted							550,000
Stock Option | Seventeen Employees And Consultants
Average exercise price							$ 1.766	$ 1.142
Period for recognition							5 years
Stock options granted							15,315,120	3,085,000
Stock option grants, total							9,145,745	2,630,000
Intrinsic value							$ 14,916,905
Stock Option | Two Consultants
Average exercise price					$ 1.699		$ 1.359
Stock options granted					3,146,000		20,625
Stock Option | Seven Employees And Consultants [Member]
Average exercise price					$ 2.09
Period for recognition					5 years
Stock options granted					1,085,000
Stock option granted					20,927,370
Aggregate intrinsic value					$ 22,540,075
Stock option grants, total					17,878,245
Intrinsic value					$ 8,556,635
Stock Option | Four Consultants
Average exercise price					$ 1.838
Stock options granted					825,000
2011 Stock Incentive Plan
Average exercise price					$ 1.651		$ 1.565
Unearned stock option grants					11,550,745		11,775,745
Options to purchase common stock					20,927,370		15,315,120							9,750,000				3,000,000	2,500,000
Average exercise prices					$ 1.628
Stock option grant vests description							(i) 33.3% with the first shipment; (ii) 33.3% with $50 million in sales are achieved; and (iii) 33.4% after $200 million in sales are achieved
2021 Equity Incentive Plan
Unearned stock option grants							1,505,000
Options to purchase common stock											20,000,000
Stock options granted							10,650,745
Stock option grants, total							1,900,000
Repurchased					14,650,120
2011 And 2021 Stock Incentive Plan [Member]
Registered shares issued										34,650,120
Particle, Inc.
Compensation expense							$ 197,553	$ 833,771
Period for recognition				4 years			4 years 1 month 24 days
Options to purchase common stock				8,000,000